20. Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Parties Tables
Compensation of Managing Directors and Other Key Management Personnel

	2018	2017	2016
Short-term employee benefits	2,683	1,538	1,879
Termination benefits	—	—	430
Share-based payments	1,229	1,379	2,292
	3,912	2,917	4,601

Outstanding Balances Related to Key Management Personnel

	Outstanding balances
	December 31,	December 31,
	2018	2017
Martin Treder	9	—
Leila Alland	40	—
Thomas Hecht	21	19
Richard Stead	—	12
Berndt Modig	10	9
Ferdinand Verdonck	11	10
Ulrich Grau	21	17
Bernhard Ehmer	17	10